Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
SALES	$ 40,923	$ 40,569
COST OF SALES	176,126	27,387
GROSS PROFIT (LOSS)	(135,203)	13,182
OPERATING EXPENSES:
Compensation expense	755,993	319,587
Professional fees	1,276,562	431,015
Product development	62,550	63,465
Research and development	26,250
Insurance expense	30,191	26,565
Bad debt (recovery), net	165,376	(13,500)
Selling, general and administrative expenses	120,842	87,013
Impairment Loss		29,440
Total operating expenses	2,437,764	943,585
LOSS FROM OPERATIONS	(2,572,967)	(930,403)
OTHER INCOME (EXPENSE):
Interest income	11,543	12,196
Other income	3,000
Interest expense	(269,043)	(62,739)
Interest expense - related party	(224)	(189)
Foreign exchange loss	(2,950)
Loss on debt extinguishment, net	(197,682)
Net realized gain on equity investments (non-controlled/non-affiliated investments)		138,032
Net unrealized loss on equity investments (non-controlled/non-affiliated investments)	(9,194)	(170,191)
Total other expense, net	(464,550)	(82,891)
NET LOSS	(3,037,517)	(1,013,294)
Deemed dividend	(69,000)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,106,517)	$ (1,013,294)
NET LOSS PER COMMON SHARE:
Basic and diluted (in Dollars per share)	$ (0.05)	$ (0.04)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	65,954,691	23,468,522